Segment Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011
Revenue, Major Customer [Line Items]
Operating business segments	3
Minimum sales as a percentage of net consolidated sales to conduct business in any individual country	10.00%	10.00%	10.00%
Net sales	¥ 3,731,380	¥ 3,479,788	¥ 3,557,433
UNITED STATES
Revenue, Major Customer [Line Items]
Net sales	¥ 960,213	¥ 763,870	¥ 779,652